Derivative Instruments (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Fair value of yield maintenance provisions	$ 599,000	$ 990,000	$ 999,000
Net gain/loss recognised of fair value of yield maintenance provisions	0	0	0
Derivative assets	599,000	990,000
Net gains (losses) recognized in earnings	(29,000)	6,000	(2,000)
Interest Rate Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional amount	7,535,000	7,750,000	7,949,000
Interest-rate swaps	943,000
Fair value of interest-rate swaps	(599,000)	(990,000)	(999,000)
Interest Rate Lock Commitments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Interest rate lock commitments related to residential mortgage loans	3,476,000	2,079,000
Derivative assets	$ 16,000	$ 45,000